Annual Operating Expenses {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-32 - Franklin Mutual Global Discovery Fund	Jul. 01, 2021
Class A
Operating Expenses:
Management fees	0.84%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses of the Fund	0.17%	[2]
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	1.27%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.26%	[1],[2],[3]
Class C
Operating Expenses:
Management fees	0.84%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses of the Fund	0.17%	[2]
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	2.02%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.01%	[1],[2],[3]
Class R
Operating Expenses:
Management fees	0.84%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses of the Fund	0.17%	[2]
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	1.52%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.51%	[1],[2],[3]
Class R6
Operating Expenses:
Management fees	0.84%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.06%	[2]
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	0.91%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	[1],[2],[3]
Class Z
Operating Expenses:
Management fees	0.84%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.17%	[2]
Dividend expense and security borrowing fees for securities sold short	0.01%
Total annual Fund operating expenses	1.02%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.01%	[1],[2],[3]

[1]

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on July 1, 2021. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[3]

3. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses) for each class of the Fund do not exceed 1.00% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).